Other receivables prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Other receivables prepayments and other current assets
Note 5 - Other receivables, prepayments and other current assets

Note 5 - Other receivables, prepayments and other current assets

As of December 31, 2021 and 2020, other receivables were $17,602 and $24,036, respectively.

Prepayments and other current assets consisted of the following as of the date indicated:

	December 31, 2021	December 31, 2020

Prepaid software development fees	$125,867	$271,799
Prepaid product costs	$-	$45,249
Prepaid expenses	$24,525	$121,605
Total	$150,392	$438,653

Prepaid software development fees were made to unrelated parties for development of a soft media platform, applications, and films. As of the date of this report, the development had not been completed.

Prepaid product costs were made to several unrelated companies for products to be sold through live streaming channels.

Prepaid expenses primarily consisted of prepayment made for services.